Capital Stock (Details 7) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Capital Stock [Abstract]
Net earnings before discontinued operations	$ (6,845)	$ (19,786)	$ 3,926
Net income from discontinued operations, net of tax			$ 3,926
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic earnings per share	10,686,041	14,998,540	15,791,396
Effects of dilution from:
Stock options			772,267
Weighted average shares outstanding for diluted earnings per share	10,686,041	14,998,540	16,563,663